CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	$ 70,000
Credit facility for loans	50,000
Previous loan value under original Credit Facility		$ 10,000
Decrease in bank gaurantees per terms of amended Credit Facility	$ 15,000
Line of credit outstanding amount		50,000
Line of credit utilized		$ 5,000
Expiration date		Jun. 30, 2021
Allowed factoring amount		$ 20,000
Three Specific Customers [Member]
Debt Instrument [Line Items]
Allowed factoring amount		$ 60,000
Minimum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		2.10%
Maximum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		2.60%